Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000200669 | U.S. Treasury Notes8730072
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200669 | U.S. Treasury Bills8729892
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200669 | FHLMC8729896
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200669 | FREMF Mortgage Trust8729945
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200669 | FHLMC8729899
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200669 | PRKCM Trust8730002
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200669 | GNMA8729869
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200669 | U.S. Treasury Notes8730076
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200669 | FHLMC8729906
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200669 | U.S. Treasury Bills8729886
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200669 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200669 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200669 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200669 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200669 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000200669 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000200669 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000220871 | U.S. Treasury Notes8730088
Holdings [Line Items]
Percent of Total Investments	6.60%
C000220871 | U.S. Treasury Notes8730089
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220871 | U.S. Treasury Notes8730084
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220871 | Pitney Bowes8730079
Holdings [Line Items]
Percent of Total Investments	4.80%
C000220871 | U.S. Treasury Notes8730082
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220871 | Cerence8729876
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220871 | Terawulf8729888
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220871 | Spectrum Brands8730153
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220871 | Omnicell8729882
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220871 | U.S. Treasury Bond8730093
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000220871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000220871 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000220871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%